Commitments	12 Months Ended
Jul. 31, 2014
Commitments [Abstract]
COMMITTMENTS

Note 9. Commitments

The Company has an arrangement with a third party whereby the third party provides the Company with office space, legal services, accounting services, fundraising and management services.  During the year ending July 31, 2014, the Company incurred $169,061 of fees related to the third party.  At July 31, 2014, the Company owes the third party $271,518, which is recorded in accounts payable and accrued liabilities.

As of July 31, 2014, the Company has a commitment with a third party to provide an additional $80,000 in funding to provide certain management services on behalf of the Company.